10-Q LEASES	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
LEASES	LEASES
The Company has the following lease balances recorded on the consolidated balance sheets as follows:

Lease Assets and Liabilities	Classification	December 31, 2021	December 31, 2020
Finance lease right-of-use asset	Right of use asset	$15,033,000	$—
Operating lease right-of-use asset	Other assets	46,897	51,294
Total right of use assets		$15,079,897	$51,294

Operating lease liability - current	Accrued expenses and other liabilities	$4,388	$3,650
Operating lease liability - long-term	Other liabilities	45,403	49,791
Finance lease liability	Lease liability	13,043,499	$—
Total lease liabilities		$13,093,290	$53,441
The Company has the following lease costs recorded in the consolidated statements of operations as follows:

	Year Ending December 31,
	2021	2020
Finance lease cost:
Amortization of right-of-use assets	$—	$—
Interest on lease liabilities	—	—
Operating lease cost	10,099	10,099
Total lease cost	$10,099	$10,099

Other information
Cash paid for amounts included in the measurement of lease liabilities	$—	$—
Operating cash flows from finance leases	—	—
Operating cash flows from operating leases	9,350	9,050
Financing cash flows from finance leases	—	—
Right-of-use assets and finance lease liabilities acquired with LINICO transaction (Note 2)	15,033,000	—
Weighted-average remaining lease term - finance leases	0.75	—
Weighted-average remaining lease term - operating leases	6.75	7.75
Weighted-average discount rate - finance leases	6%	—%
Weighted-average discount rate - operating leases	11%	11%
Finance Lease
On February 15, 2021, LINICO Corporation (“LINICO”) and Aqua Metals Reno Inc. (the “Landlord”), a subsidiary of Aqua Metals Inc. (“AQMS”), entered into an industrial lease (the “AQMS Lease Agreement”), for the land, buildings and related improvements (the “Battery Recycling Facility”). The AQMS Lease Agreement is for a two-year term and commences on April 1, 2021, and provides for lease payments of $68,000 per month during months 1 to 12, $81,600 per month during months 13 to 18 and $100,640 per month during months 19 to 24. Pursuant to the AQMS Lease Agreement, LINICO also has the right to purchase the Battery Recycling Facility for (i) $14,250,000, if the purchase is made on or prior to October 1, 2022, or (ii) $15,250,000, if the purchase is made after October 1, 2022 (“Purchase Option”). LINICO paid the initial $1,250,000 nonrefundable deposit under the AQMS Lease Agreement that was due on or before October 15, 2021, which is included in deposits on the consolidated balance sheets as of December 31, 2021. The payment will be applied to the purchase price if the Purchase Option is exercised. The AQMS Lease Agreement also grants the Company the right to consummate the Purchase Option if LINICO and the Landlord agree that LINICO will not exercise the Purchase Option. We assumed we will exercise the option to purchase the Battery Recycling Facility on or before October 1, 2022.
We recognized the AQMS lease as a new finance lease as part of the asset acquisition of LINICO with an assumed lease term of ten months, total payments of $13,693,600 payable through the purchase option date of October 1, 2022, discounted at the Company's incremental borrowing rate of 6% and an estimated useful life of 30 years for the right-of-use asset. The value of the right-of-use asset and lease liability upon acquisition, including the pro rata allocation of excess value from the asset acquisition was $15,033,000. We acquired the lease on December 30, 2021 and no interest expense or amortization of the right-of-use asset was recorded during the year ended December 31, 2021. We used judgment in estimating the expected timing of exercise of the purchase option, the purchase option price and the discount rate applied in calculating the right-of-use asset and lease liability. Timing of exercise of the option and the related exercise price may differ from our estimates.
We recognized a lease intangible asset as part of the LINICO asset acquisition in the amount of $3,622,488 (see Note 2, Acquisitions and Investments), representing the value of the purchase option at the date of acquisition.
Operating Lease
The Company has an operating lease, as lessee, with Sutro as lessor, for a property located adjacent to the Gold Hill Hotel, which is primarily used as a room rental. The lease runs from 2018 until 2028. The monthly rent is $750 with automatic annual increases of $25 per month every November, beginning in 2020. The operating lease is sub-leased to Crown Point Management LLC, the operators of the Gold Hill Hotel, and not separately valued within the Gold Hill Hotel lease. For the years ended December 31, 2021 and 2020, the fixed operating lease expense was $10,099 and $10,099, respectively with a remaining term of 6.8 years.
Maturities of lease liabilities by fiscal year for the Company's operating lease is as follows:

2022	9,650
2023	9,950
2024	10,250
2025	10,550
Thereafter	31,500
Total lease payments	71,900
Less: Imputed interest at 11%	(22,109)
Present value of lease liabilities	$49,791
Maturities of lease liabilities for the Company's finance lease are $13,693,600, all payable in 2022, with imputed interest of $650,101.
Operating Lease Income
Revenues from operating leases on our land and building leased to others totaled $228,123 and $201,700 for the years ended December 31, 2021 and 2020, respectively.
Maturities of lease payments for operating leases to others are as follows:

2021	$180,025
2022	166,325
2023	22,725
2025	96,000
Thereafter	384,000
Total Minimum Lease Income	$849,075
LEASES
The Company has the following lease balances recorded on the condensed consolidated balance sheets as follows:

Lease Assets and Liabilities	Classification	March 31, 2022	December 31, 2021
Finance lease right-of-use asset, net	Right of use asset	$14,907,725	$15,033,000
Operating lease right-of-use asset, net	Other assets	45,732	46,897
Total right of use assets		$14,953,457	$15,079,897

Operating lease liability - current	Accrued expenses and other liabilities	$4,585	$4,388
Operating lease liability - long-term	Other liabilities	44,166	45,403
Finance lease liability	Lease liability	13,035,110	$13,043,499
Total lease liabilities		$13,083,861	$13,093,290
The Company has the following lease costs recorded in the condensed consolidated statements of operations as follows:

	Three Months Ended
	March 31, 2022	March 31, 2021
Finance lease cost:
Amortization of right-of-use assets	$125,275	$—
Interest on lease liabilities	195,611	—
Operating lease cost	2,525	2,525
Total lease cost	$323,411	$2,525

Other information
Operating cash flows from operating leases	$9,350	$9,050
Financing cash flows from finance leases	$8,389	$—
Weighted-average remaining lease term - finance leases	0.50	—
Weighted-average remaining lease term - operating leases	6.50	6.75
Weighted-average discount rate - finance leases	6%	6%
Weighted-average discount rate - operating leases	11%	11%
Finance Lease
LINICO has a finance lease, as lessee, with Aqua Metals Reno Inc., a subsidiary of AQMS, for an industrial lease, including the land, buildings and related improvements (the “Battery Recycling Facility”). AQMS is the non-controlling interest holder for LINICO and is also a related party. We expect the make lease payments of $81,600 from April to September 2022, and we expect to exercise the option to purchase the facility for an additional $13,000,000 (for a total of $14,250,000 with deposits made to date) on or before October 1, 2022.
Maturities of lease liabilities for the Company's finance lease are $13,693,600, all payable in 2022, with imputed interest of $650,101.
Operating Lease
The Company has an operating lease, as lessee, with Sutro as lessor, for a property located adjacent to the Gold Hill Hotel, which is primarily used as a room rental. The lease runs from 2018 until 2028. The monthly rent is $750 with automatic annual increases of $25 per month every November, beginning in 2020. The operating lease is sub-leased to Crown Point Management LLC, the operators of the Gold Hill Hotel, and not separately valued within the Gold
Hill Hotel lease. For the three months ended March 31, 2022 and 2021, the fixed operating lease expense was $2,525 and $2,525, respectively. At March 31, 2022, the remaining lease term is 6.51 years.
Minimum lease payments by fiscal year for the Company's operating lease is as follows:

For the remainder of 2022	7,250
2023	9,950
2024	10,250
2025	10,550
2026	10,850
Thereafter	20,650
Total lease payments	69,500
Less: Imputed interest at 11%	(20,749)
Present value of operating lease liabilities	$48,751
Operating Lease Income
Revenues from operating leases on our land and building leased to others totaled $54,625 and $48,500 for the three months ended March 31, 2022 and 2021, respectively.
Minimum lease payments for operating leases to others are as follows:

For the remainder of 2022	$139,450
2023	166,325
2024	22,725
2025	96,000
2026	96,000
Thereafter	288,000
Total Minimum Lease Income	$808,500